Earnings per share - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 01, 2011	Aug. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Line Items]
Antidilutive stock options to purchase common shares			10,880,700	24,840,700	59,670,700
Buyback of common shares		75,000,000	19,209	50,093,031	75,030,934
Buyback of common shares, amount		¥ 37,362
Shares issued	103,429,360			103,429,360